Structured Entities - Covered Bond Programme (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about consolidated structured entities [line items]
Fair value pledged mortgage loans	€ 24,297	€ 24,336
Dutch Covered Bond Companies [member]
Disclosure of information about consolidated structured entities [line items]
Fair value pledged mortgage loans	€ 24,297	€ 24,336